Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Next Charging LLC [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Next Charging LLC [Member]	Retained Earnings [Member]	Retained Earnings [Member] Next Charging LLC [Member]	AOCI Attributable to Parent [Member]	Total	Next Charging LLC [Member]
Balance at Dec. 31, 2021		$ 328	$ 100		$ 39,212,587	$ 1,230	$ (17,339,396)	$ 45,735	$ (5,073)	$ 21,868,446	$ 47,065
Balance, shares at Dec. 31, 2021		3,280,434	100,000
Stock based compensation - related party		$ 5			1,309,519					$ 1,309,524
Stock based compensation - related parties, shares		45,932								71,558
Stock based compensation- other					102,759					$ 102,759
Stock sold for cash (ATM) - net
Unrealized loss on debt securities									(39,517)	(39,517)
Stock issued for services		$ 102,759
Stock issued for services, shares		4,268
Imputed Interest – Related Party						1,732					1,732
Net loss							(17,505,765)	(13,715)		(17,505,765)	(13,715)
Stock based compensation - other, shares		4,268
Consideration for acquisition		$ 1			49,999					50,000
Consideration for acquisition, shares		5,040
Balance at Dec. 31, 2022		$ 334	$ 100		40,674,864	2,962	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance, shares at Dec. 31, 2022		3,335,674	100,000
Stock based compensation - related party		$ 65			1,215,300					1,215,365
Stock based compensation - related parties, shares		672,464
Stock based compensation- other					37,031					37,031
Stock sold for cash (ATM) - net		$ 1			25,307					25,308
Stock sold for cash (ATM) - net of offering costs, shares		8,393
Cash paid for direct offering costs					(25,308)					(25,308)
Unrealized loss on debt securities									44,590	44,590
Stock issued as debt issue costs - related party		$ 40		$ 26	919,434					919,500
Stock issued as debt issue costs - related party, shares, shares		400,000		260,000
Stock issued for services		$ 11			272,739					272,750
Stock issued for services, shares		100,000
Loss on debt extinguishment - related party					291,000					291,000
Imputed Interest – Related Party						74,559					74,559
Net loss							(10,471,889)	(596,039)		(10,471,889)	(596,039)
Stock based compensation - other, shares		100,000
Balance at Dec. 31, 2023		$ 477	$ 100	$ 260,000	$ 43,410,367	$ 77,521	$ (45,317,050)	$ (564,019)		$ (1,906,206)	$ (486,398)
Balance, shares at Dec. 31, 2023		4,776,531	100,000	451